John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio Investment Strategy - John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of non-investment grade corporate bonds (securities rated BB and below). These may include, but are not limited to, below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P) and Ca by Moody’s Investors Service, Inc. (Moody’s), or their unrated equivalents. The fund will not invest in investment-grade securities. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding Canadian securities). The fund may engage in derivatives transactions, including credit default swaps, foreign currency forward contracts, futures contracts, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund may trade securities actively. The fund may invest in bonds issued by master limited partnerships.